Note 2 - Summary of Significant Accounting Policies 1 (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes Tables
Schedule of Product Warranty Liability [Table Text Block]
Balance at December 31, 2018	$272
Warranty provision	70
Usage/release	(128)
Balance at September 30, 2019	$214

	Year Ended December 31,
	2018	2017
Balance, beginning of year	$390	$509
Warranty provision	333	306
Usage/Release	(451)	(425)
Balance, end of year	$272	$390

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
Net loss attributable to common stockholders	$(5,518)	$(6,224)	$(17,014)	$(28,766)
Weighted average common stock outstanding	7,900	1,119	6,189	669
Net loss per share attributable to common stockholders, basic and diluted	$(0.70)	$(5.56)	$(2.75)	$(43.00)

	Year Ended December 31,
	2018	2017
Net loss attributable to common stockholders	$(35,692)	$(48,732)
Weighted average common stock outstanding	1,068	65
Net loss per share attributable to common stockholders, basic and diluted	$(33.42)	$749.72)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
Common stock warrant equivalents	2,757,741	1,867,226	3,346,568	1,511,832
Common stock options	7,444	8,472	7,596	7,246
Convertible preferred stock	44,923	4,450	45,046	3,969
Unvested restricted stock units	371,651	84,848	316,575	374
	3,181,759	1,964,996	3,715,785	1,523,421

	Year Ended December 31,
	2018	2017
Common stock options	7,179	7,664
Convertible preferred stock	41,398	-
Unvested restricted stock units	92,245	508
Common stock warrants	2,077,871	5,371
	2,218,693	13,543